Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 83,380	517,336		373,963
Allowance for doubtful accounts	(3,831)	(23,767)	(3,318)	(20,584)	(22,198)	(8,404)
Accounts receivable, net	$ 79,549	493,569		353,379